Investments and Advances-Other (Tables)	12 Months Ended
Mar. 31, 2012
Investments and Advances Due Within One Year

Investments and advances at March 31, 2011 and 2012 consist of the following:

	Yen (millions)
	2011	2012
Current
Corporate debt securities	¥331	¥1,404
U.S. government agency debt securities	—	822
Advances	790	824
Certificates of deposit	1,366	1,509

	¥2,487	¥4,559

Investments and Advances Noncurrent

Investments and advances due within one year are included in other current assets.

	Yen (millions)
	2011	2012
Noncurrent
Auction rate securities	¥6,948	¥6,651
Marketable equity securities	92,421	100,829
Government bonds	1,999	1,999
U.S. government agency debt securities	37,029	10,913
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	969	969
Other	12,178	11,697
Guaranty deposits	23,735	21,679
Advances	1,159	1,276
Other	23,468	32,850

	¥199,906	¥188,863

Marketable Securities

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2011 and 2012 is summarized below:

	Yen (millions)
	2011	2012
Available-for-sale
Cost	¥46,017	¥44,818
Fair value	99,369	107,480
Gross unrealized gains	56,019	64,704
Gross unrealized losses	2,667	2,042

Held-to-maturity
Amortized cost	¥40,725	¥16,647
Fair value	40,649	16,711
Gross unrealized gains	91	84
Gross unrealized losses	167	20

Maturities of Debt Securities Classified as Held-Too-Maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2012 are as follows:

Yen (millions)
Due within one year	¥3,735
Due after one year through five years	12,090
Due after five years through ten years	822

Total	¥16,647

Gross Unrealized Losses on Marketable Securities

Gross unrealized losses on available-for-sale securities and held-to-maturity securities, and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥2,971	¥317
12 months or longer	12,302	1,725

	¥15,273	¥2,042

Held-to-maturity
Less than 12 months	¥5,734	¥20
12 months or longer	—	—

	¥5,734	¥20